Consolidated statement of cash flows (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[1]	£ (8,631)	£ (394)	£ 0
Issuance of subordinated liabilities	[2]	2,777	3,246	3,111
Repayments of subordinated liabilities	[2]	(474)	(2,693)	(2,248)
Foreign exchange gain (loss)		(445)	(420)	711
Fair value gains/(losses)		(45)	62	(427)
Restricted cash and cash equivalents		19,884	26,554	23,395
Cash and balances at central banks		119,184	110,618	131,433
Loans and advances to banks		14,521	14,371
– reverse repurchase agreement with banks of one month or less		15,908	28,704	23,182
Interest received		22,160	19,288	7,668
Interest paid		20,978	17,267	5,284
Dividends received		887	522	431
PBRS
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value		941
HBBM
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value			990
PBLU
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value			170
German Private Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks		1,511	177	1,562
– reverse repurchase agreement with banks of one month or less		0	0	208
Other cash and cash equivalents		0	2	41
German Private Banking Business | Due not more than 1 month
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to banks		£ 114	8,103	£ 114
HSBC Continental Europe, Greece Branch
Disclosure of analysis of single amount of discontinued operations [line items]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures			(667)
France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures			£ (8,600)

[1]	Includes £(8.6)bn of net cash outflow on sale of our retail banking operations in France in January 2024 and £(667)m on sale of the assets of our HBCE Greece branch in 2023.
[2]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £2,777m (2023: £3,246m; 2022: £3,111m) and repayment of £(474)m (2023: £(2,693)m; 2022: £(2,248)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchange (losses)/gains £(445)m (2023: £(420)m; 2022: £711m) and fair value (losses)/gains £(45)m (2023: £62m; 2022: £(427)m).